Warrants (Details) - Fair values estimation assumptions (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0.08% - 0.21%	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years	1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%	80.66% - 85.13%
Dividend yield	0.00%	0.00%